NOTE 8. LONG-TERM NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	December 31,
	2014	2013

Minimum lease payments receivable	$373,054	$428,314
Less: Allowance for doubtful accounts	(22)	(389)
Net minimum lease payments receivable	373,032	427,925
Less: unearned interest income	(27,879)	(37,826)

Net investment in direct financing and sales-type leases	345,153	390,099
Less: Current maturities of net investment in direct financing and sales-type leases	(285,983)	(261,684)

Net investment in direct financing and sales-type leases, net of current maturities	$59,170	$128,415

Summary of Future minimum lease payments
	Years Ending December 31,
	2015	2016	2017	Total

Net minimum lease payments receivable	$311,186	$61,824	$22	$373,032
Less: unearned interest income	(25,203)	(2,676)	—	(27,879)
Net investment in direct financing and sales-type leases	$285,983	$59,148	$22	$345,153